UPDATING SUMMARY PROSPECTUS

April 27, 2026

JACKSON MARKET LINK PRO® ADVISORY III
SINGLE PREMIUM DEFERRED INDEX-LINKED ANNUITY

Issued by
Jackson National Life Insurance Company®

This summary prospectus summarizes key features of the Jackson Market Link Pro® Advisory III Contract. This Updating Summary Prospectus also provides a summary of Contract features that have changed.

The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at www.jackson.com/product-literature-11.html. To request a free paper or email copy of this information, please call 1-800-644-4565 or send an email request to customercare@jackson.com.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.

The Securities and Exchange Commission has not approved or disapproved this Contract or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
DEFINITIONS	1
UPDATED INFORMATION ABOUT YOUR CONTRACT	3
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT	4
APPENDIX A (INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT)	A-1
BACK COVER PAGE	B-1

DEFINITIONS

Adjusted Index Return - the percentage change in an Index value measured from the start of an Index Account Option Term to the end of the Index Account Option Term, adjusted based on the Cap Rate, Index Participation Rate (applicable only with the Cap Crediting Method), Performance Trigger Rate, Performance Boost Rate, Performance Boost Cap Rate (applicable only with the Performance Boost Crediting Method), and Buffer or Floor, as applicable.

Annuitant – the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.

Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner’s death. The Contract allows for the naming of multiple Beneficiaries.

Buffer - one of the two Protection Options and an Index Adjustment Factor. A Buffer is the amount of negative Index price change before a negative Index Adjustment is credited to the Index Account Option Value at the end of an Index Account Option Term, expressed as a percentage. A Buffer protects from loss up to a stated amount. You only incur a loss if the Index declines more than the stated Buffer percentage during the Index Account Option Term (though it is possible to incur a loss in excess of the stated Buffer percentage if you make a withdrawal prior to the end of the Index Account Option Term).

Business Day - any day that the New York Stock Exchange is open for business during the hours in which the New York Stock Exchange is open. Each Business Day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Cap Rate ("CR") or Cap - one of three currently available Crediting Methods, and an Index Adjustment Factor. The Cap Rate is the maximum positive Index Adjustment, expressed as a percentage, that will be credited to an Index Account Option under the Cap Crediting Method at the end of each Index Account Option Term after application of the Index Participation Rate.

Contract - the single premium deferred Index-linked annuity contract and any optional endorsements you may have selected.

Contract Anniversary - the Business Day on or immediately following each one-year anniversary of the Issue Date.

Contract Option - one of the options offered by the Company under this Contract. The Contract Options for this product are the Fixed Account and Index Account.

Contract Value - the sum of the allocations to the Fixed Account and the Index Account.

Contract Year - the succeeding twelve months from a Contract’s Issue Date and every anniversary. The first Contract Year (Contract Year 0-1) starts on the Contract’s Issue Date and extends to, but does not include, the first Contract Anniversary. Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 2026, then the end of Contract Year 0-1 would be January 14, 2027, and January 15, 2027, which is the first Contract Anniversary, begins Contract Year 1-2.

Crediting Method - the general term used to describe a method of crediting the applicable positive Index Adjustment at the end of an Index Account Option Term.

Fixed Account - a Contract Option in which amounts earn a declared rate of interest for a defined period of time.

Fixed Account Option - An option within the Fixed Account for allocation of Premium or Contract Value defined by its term.

Fixed Account Minimum Interest Rate - the minimum interest rate applied to the Fixed Account, guaranteed for the life of the Contract.

Fixed Account Value - the value of the portion of the Premium allocated to the Fixed Account. The Fixed Account Value is equal to the larger of the Fixed Account Minimum Value or Premium allocated to the Fixed Account, plus interest credited daily at never less than the Fixed Account Minimum Interest Rate for the Contract per annum, less any partial withdrawals including any Market Value Adjustments on such withdrawals, any amounts transferred out of the Fixed Account, and any applicable charges for add-on benefits.

Floor - one of the two Protection Options offered and an Index Adjustment Factor. A Floor is the maximum negative Index Adjustment that will be credited to the Index Account Option Value at the end of the Index Account Option Term, expressed as a percentage. A Floor protects from loss after a stated threshold. If the Index declines during the Index Account Option Term, you incur a loss up to the stated Floor percentage, and are protected from any further loss beyond the Floor during that Index Account Option Term.

Index - a benchmark used to determine the positive or negative Index Adjustment credited, if any, for a particular Index Account Option.

Index Account - a Contract Option in which amounts are credited positive or negative index-linked interest for a specified period.

Index Account Option - an option within the Index Account for allocation of Premium, defined by its term, Index, Crediting Method, and Protection Option.

Index Account Option Term - the selected duration of an Index Account Option.

Index Account Option Term Anniversary - the Business Day concurrent with or immediately following the end of an Index Account Option Term.

Index Account Option Value - the value of the portion of Premium allocated to an Index Account Option.

Index Account Value - the sum of the Index Account Option Values.

Index Adjustment - an adjustment to Index Account Option Value at the end of each Index Account Option Term. Index Adjustments can be zero, positive or negative, depending on the performance of the selected Index, Crediting Method, and Protection Option. The Index Adjustment is equal to the Adjusted Index Return.

Index Adjustment Factor(s) - the parameters used to determine the amount of an Index Adjustment. These parameters are specific to the applicable Crediting Method and Protection Option. Cap Rates, Performance Trigger Rates, Performance Boost Rates, Performance Boost Cap Rates (applicable only with the Performance Boost Rate Crediting Method), Index Participation Rates (applicable only with the Cap Crediting Method), Buffers, and Floors are all Index Adjustment Factors.

Index Participation Rate ("IPR") - the percentage applied to any positive Index Return in the calculation of the Index Adjustment for the Cap Crediting Method. The IPR is an Index Adjustment Factor, and is declared at the beginning of the Index Account Option term. The IPR is guaranteed to be at least 100%, and will never serve to decrease an Index Adjustment. The IPR is not a stand-alone Crediting Method. It is applicable only with the Cap Crediting Method.

Index Return - the percentage change in an Index value measured from the start of an Index Account Option Term to the end of the Index Account Option Term.

Interim Value - the Index Account Option Value during the Index Account Option Term. The Interim Value will never be less than zero. On each day of the Index Account Option Term prior to the end of the Index Account Option Term, the Interim Value is the greater of the Index Account Option Value on the first day of the term (which equals any Premium or Contract Value allocated to the Index Account Option on that day) reduced for any Contract Value removed from the Index Account Option or Intra-Term Performance Locks transferred from the Index Account Option during the term, including any Market Value Adjustments, in the same proportion as the Interim Value was reduced on the date of the withdrawal or Intra-Term Performance Lock, plus the prorated Index Adjustment subject to prorated Index Adjustment Factors, where applicable, or zero. Neither the Floor nor the Index Participation Rate Index Adjustment Factors are prorated. The Interim Value uses applicable prorated Index Adjustment Factors (based on the elapsed portion of the Index Account Option Term), but neither the Floor nor the Index Participation Rate Index Adjustment Factors are prorated for the purposes of calculating Interim Value prior to the end of the Index Account Option Term. The Interim Value is calculated on each day of the Index Account Option Term, other than the first and last days, and is the amount of Index Account Option Value available for partial or total withdrawals (including GAWA withdrawals, automatic withdrawals, RMDs, free look, deduction of the GMWB Charge, direct deduction of advisory fees under our administrative rules, amounts applied to an income option upon annuitization, and payment of the Contract Value element of the death benefit) or Intra-Term Performance Locks.

Issue Date - the date your Contract is issued.

Jackson, JNL, we, our, or us – Jackson National Life Insurance Company. (We do not capitalize “we,” “our,” or “us” in the prospectus.)

Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint Owners. (We do not capitalize “you” or “your” in the prospectus.) Any reference to the Owner includes any joint Owner.

Performance Boost Cap Rate ("PBCR") - an Index Adjustment Factor associated with the Performance Boost Crediting Method. The PBCR is the maximum positive Index Adjustment, expressed as a percentage, that could be credited to an Index Account Option under the Performance Boost Crediting Method at the end of each Index Account Option Term. The Performance Boost Cap Rate is not a stand-alone Crediting Method. It is applicable only when you select the Performance Boost Rate Crediting Method.

Performance Trigger Rate ("PTR") - one of three currently available Crediting Methods, and an Index Adjustment Factor. The PTR is the amount of positive Index Adjustment, expressed as a percentage, that will be credited to an Index Account Option under the Performance Trigger Crediting Method at the end of each Index Account Option Term if the performance criteria are met.

Premium - consideration paid into the Contract by or on behalf of the Owner.

Protection Options - a Protection Option provides varying levels of partial protection against the risk of loss of Index Account Option Value when Index Return is negative.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated April 28, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.

General Product Changes

Effective January 1, 2026, the current Fixed Account Minimum Interest Rate is now equal to 2.40%.

Effective March 2, 2026, the current charges for expedited delivery applicable to your Contract have increased. The new fees for these services are as follows:

1.Between Monday and Friday, the current Expedited Delivery Charge is $23.
2.On Saturday, the current Expedited Delivery Charge is $38.

Benefit-Related Changes

Add-On Benefit Changes

Effective October 27, 2025, the GAWA% on +Income GMWB (Single and Joint) has increased .30% for all age bands across all deferral terms.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES, EXPENSES, AND ADJUSTMENTS			Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract during the first 6 years of the Contract, we will apply a Market Value Adjustment (MVA) to the amount withdrawn, which may be negative. The application of the MVA could result in loss. In extreme circumstances, such loss could be as high as 100% of the amount withdrawn. For example, if you invest $100,000 in the Contract and then take a total withdrawal of Contract Value within the first six Contract Years, you could lose up to $100,000 of your investment.

In addition, if all or a portion of Contract Value is removed from an Index Account Option before the end of the Index Account Option Term or you exercise an Intra-Term Performance Lock, we will apply an Interim Value adjustment, which may be negative. The Interim Value adjustment applies upon partial or total withdrawals from the Contract (including withdrawals of the Guaranteed Annual Withdrawal Amount under the +Income GMWB or +Income GMWB with Joint Option), automatic withdrawals, RMDs, deductions of the GMWB Charge, direct deduction of advisory fees pursuant to our administrative rules, amounts applied to an income option upon annuitization, and payment of the Contract Value element of the Death Benefit. You could lose up to 100% of your investment due to this Interim Value adjustment. For example, if you allocate $100,000 to a 3-year Index Account Option and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment.
Charges and Adjustments
Are There Transaction Charges?
Yes. In addition to any negative Market Value Adjustment or negative Interim Value adjustment, you may be charged for other transactions, such as when you request expedited delivery or wire transfer of funds.
Charges and Adjustments- Transaction Expenses
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses disclosed below do not reflect any advisory fees paid to third-party financial professionals from your Contract Value or other assets. If such advisory fees were reflected, the fees and expenses disclosed below would be higher.
There is an implicit ongoing fee on Index Account Options to the extent that your participation in Index gains is limited by Jackson through the use of a Cap, Performance Trigger Rate, or Performance Boost Cap Rate. This means that your returns may be lower than your elected Index's returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
Contract Options - Index Account Additional Information About the Index Account Options - Crediting Methods
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract	0%	0%
	2. Optional benefits available for an additional charge[1]	See current Rate Sheet Prospectus Supplement	See current Rate Sheet Prospectus Supplement	GMWB Charge Rate Sheet Prospectus Supplement

1. This prospectus utilizes Rate Sheet Prospectus Supplements to describe the current minimum and maximum charges you would pay for a single optional benefit, if elected. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-11.html.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add negative Contract Adjustments that substantially increase costs.

	LOWEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	Rate Sheet Prospectus Supplement
	Assumes: •Investment of $100,000 •5% annual appreciation •No add-on benefits •No sales charges or advisory fees •No transfers or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive add-on benefits •No sales charges or advisory fees •No transfers or withdrawals •0% Interim Value adjustment
	RISKS		Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in this Contract. The Contract currently offers 10% Floor, and 10%, 20%, and 100% Buffer Protection Options, which, depending on which option you select, could expose you to up to a 90% loss due to poor Index performance. Protection Option rates could change in the future. Available Floor and Buffer Protection Options will always be at least 5%.
Principal Risks
Is this a Short-Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in significant reductions to Contract Value, the Death Benefit, and Contract benefits (possibly by more than the amount withdrawn).

Market Value Adjustments apply for up to 6 years after your Contract has been issued. They may reduce the value of your Contract if you withdraw money during that time. Amounts withdrawn from your Contract may also be subject to taxes and tax penalties. Amounts removed from an Index Account Option before the end of the Index Account Option Term may also result in a negative Interim Value adjustment and loss of positive Index performance. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon.

Because Index Account Options are designed to mature at the end of the Index Account Option Term, we need to know by the end of the Index Account Option Term whether you intend to reallocate to a different Contract Option. If you do not provide timely allocation instructions by close of business on the Index Account Option Term Anniversary of an expiring Index Account Option Term as to how you would like your Index Account Option Value allocated for your next Index Account Option Term, we will generally (i) renew the Index Account Option into the same Index Account Option Term, if available; or (ii) if the same Crediting Method, Protection Option, or Index you elected is not available, we will reallocate the Index Account Option Value(s) to the Fixed Account.
Principal Risks Contract Charges Transfers and Reallocations

What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Contract Options you choose. Each Contract Option (Index Account Options and Fixed Account Options) has its own unique risks. Withdrawals from an Index Account Option prior to the end of the Index Account Option Term are subject to an Interim Value adjustment. You should review the available Contract Options before making an investment decision.

The Cap Rate, Performance Trigger Rate, and Performance Boost Cap Rate, as applicable, will limit positive Index returns (e.g., limited upside). This may result in you earning less than the Index return. For example, assume the Index return is 15% at the end of the Index Account Option Term:

◦Under a Cap Crediting Method with a 10% Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term;
◦Under a Performance Trigger Crediting Method with a 10% Performance Trigger Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term; and
◦Under a Performance Boost Crediting Method with a 10% Performance Boost Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term.

The Floor or Buffer, as applicable, will limit negative Index returns (e.g., limited protection in the case of market decline). For example, assume an Index return of -25% at the end of the Index Account Option Term:

◦If the Buffer is -10%, we will credit a -15% Index Adjustment at the end of the Index Account Option Term; and
◦If the Floor is -10%, we will credit a -10% Index Adjustment at the end of the Index Account Option Term.

The Indexes available for election are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Principal Risks
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Jackson. Any obligations (including under any Fixed Account Options and Index Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. More information about Jackson is available upon request by visiting our website at www.jackson.com or by calling 1-800-644-4565.
Principal Risks
	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes.

Premium Payments.
•No Premium payments will be accepted after the Contract has been issued.
•The minimum Premium payment must be at least $25,000.
•The maximum Premium payment you may make without our prior approval is $1 million.

Transfers and Reallocations.
•Transfers and reallocations from the Index Account Options are only permitted on Index Account Option Term Anniversaries (which will fall on a Contract Anniversary), unless you exercise an Intra-Term Performance Lock.
•Transfers from the Fixed Account are only permitted on Contract Anniversaries.
Principal Risks Transfers and Reallocations Additional Information About the Index Account Options Access to Your Money - +Income GMWB and +Income GMWB with Joint Option

Are There Restrictions on the Investment Options? (continued from previous page)
•If you do not want to remain invested in the Fixed Account Option until the next Contract Anniversary, or in an Index Account Option until the end of the Index Account Option Term, your only options will be to take a total or partial withdrawal from the Fixed Account Option or Index Account Option, or exercise an Intra-Term Performance Lock from the Index Account Option. Intra-Term Performance Locks and withdrawals out of Index Account Options prior to the end of the Index Account Option Term will be based on the Interim Values of the Index Account Options, and all withdrawals may be subject to Market Value Adjustments, taxes, and tax penalties.

Investment Restrictions.
•Jackson reserves the right to place restrictions on which Contract Options you may select when you have elected the +Income GMWB or +Income GMWB with Joint Option. This includes restrictions to Index Account Option Crediting Methods, Protection Options, Indexes, and Term lengths. If any such restrictions are in place, they will be listed in Appendix A: Investment Options Available Under the Contract.
•The availability of investment options may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on investment options that apply through their broker-dealer.

Our Rights to Change Index Account Options and Indexes Offered Under the Contract.
•We reserve the right to delete or add Index Account Options, Indexes, Crediting Methods, Protection Options, and Index Account Option Terms in the future. There will always be more than one Index Account Option available, and those options will always be identical or similar to one of the options disclosed in this prospectus.
•We may replace an Index if it is discontinued or the Index is no longer available to us or if the Index's calculation changes substantially. Additionally, we may replace an Index if hedging instruments become difficult to acquire or the cost of hedging related to such Index becomes excessive. We may do so at the end of an Index Account Option Term or during an Index Account Option Term.
•We may change the Crediting Method Rates and Protection Option rates of the Index Account Options available under the Contract, subject to the stated guaranteed minimum or maximum rates. Crediting Method and Protection Option rates will not change during an Index Account Option Term.
•There is no guarantee that a particular Index Account Option will be available during the entire time that you own your Contract. We guarantee that at least two Index Account Options will always be available, and that those options will be identical or similar to those outlined in this prospectus.
•If in the future you are not satisfied with the available Index Account Options, you may choose to withdraw your Index Account Option Value or take a total withdrawal from the Contract, but you may be subject to Market Value Adjustments, taxes, and tax penalties, and an Interim Value adjustment if the withdrawal is made before the end of an Index Account Option Term.
◦Certain Index Account Options and Indexes may not be available through your financial professional. You may obtain information about the Index Account Options and Indexes that are available to you by contacting your financial professional.
Appendix H: Financial Intermediary Variations

Are There any Restrictions on Contract Benefits?
Yes.

+Income GMWB and +Income GMWB with Joint Option.
•Under the +Income GMWB or +Income GMWB with Joint Option, withdrawals that exceed the Guaranteed Withdrawal amount ("Excess Withdrawals") may reduce the value of the benefit by more than the dollar amount of the withdrawal.
•We reserve the right to place restrictions on which Contract Options you may select when you have elected the +Income GMWB or +Income GMWB with Joint Option. This includes restrictions to Index Account Option Crediting Methods, Protection Options, Indexes, and Term lengths. If any such restrictions are in place, they will be listed in Appendix A: Investment Options Available Under the Contract.
•Any withdrawals taken from the Index Account Options under the +Income GMWB or +Income GMWB with Joint Option add-on benefits will be based on Interim Value(s), which may result in loss.
•Compliant withdrawals under the +Income GMWB or +Income GMWB with Joint Option add-on benefits will not be subject to Market Value Adjustments, however Excess Withdrawals may be subject to Market Value Adjustments.
•All withdrawals may be subject to taxes. All withdrawals taken before the age of 59½ may be subject to tax penalties.
•+Income GMWB and +Income GMWB with Joint Option may not be available through all broker-dealers and may vary by state or date of purchase.
•We may modify or discontinue any add-on benefit at any time.

Intra-Term Performance Lock.
•Intra-Term Performance Locks will be based upon Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your "locked in" Index Account Option Value, and it may be higher or lower than it was on the Business Day we received your Intra-Term Performance Lock request.
•An Intra-Term Performance Lock ends the Index Account Option Term for the Index Account Option out of which it is transferred, effectively terminating that Index Account Option. Once an Intra-Term Performance Lock has been processed, it is irrevocable.

Financial Intermediary Variations.
•The availability of Contract benefits may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on Contract benefits that apply through their broker-dealer.

Advisory Fees.
•If you make a withdrawal to pay third-party advisory fees without setting up direct deductions under our administrative rules, or after electing either the +Income GMWB or +Income GMWB with Joint Option, your withdrawal will be treated as a standard partial withdrawal under the Contract. This means, in addition to your Contract Value and basic Death Benefit being reduced, the withdrawal will be subject to Market Value Adjustments any applicable taxes and tax penalties. It is important to note that deductions to pay advisory fees, even when taken pursuant to our administrative rules, will always reduce your Contract Value and the Contract Value portion of your basic Death Benefit, and they are otherwise subject to all contractual provisions and other restrictions and penalties, including Interim Value adjustments and minimum withdrawal requirements.

Benefits Available Under the Contracts

Access to Your Money - Our Administrative Rules

Access to Your Money - +Income GMWB and +Income GMWB with Joint Option

Transfers and Reallocations - Intra-Term Performance Lock

Appendix A: Investment Options Available Under the Contract

Appendix H: Financial Intermediary Variations

	TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes
	CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Your financial professional may receive compensation for selling this Contract to you in the form of advisory fees, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.
Distribution of Contracts
Should I Exchange My Contract?
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to purchase the new contract rather than continue to own your existing Contract.
Non-Qualified Contracts - 1035 Exchanges

APPENDIX A
INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The availability of investment options may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. Financial Intermediary Variations in the prospectus for more information. See Appendix H: Financial Intermediary Variations in the prospectus for more information. You can find the prospectus online at www.jackson.com/product-literature-11.html.

The following is a list of the Index Account Options currently available under the Contract. We may change the features of the Index Account Options listed below (including the Index and the current limits on Index gains and losses), offer new Index Account Options, and terminate existing Index Account Options. We will provide you with written notice before making any changes other than the changes to current limits on Index gains. Information about current limits on Index gains is available at Jackson.com/RatesJMLPA3.

Note: If amounts are removed from an Index Account Option before the end of the Index Account Option Term, we will apply an Interim Value adjustment. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Index Account Option Term.

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
S&P 500[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
S&P 500[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
S&P 500[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Russell 2000[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Russell 2000[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate

1.All Indexes are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.

We reserve the right to delete or add Index Account Options, Indexes, Crediting Methods, Protection Options, and Index Account Option Terms in the future. There will always be more than one Index Account Option available, and those options will always be identical or similar to one of the options disclosed in this prospectus. When offered, available Buffer and Floor rates are guaranteed to be no less than 5%. There will always be at least one Protection Option available for election.

The following is a list of Fixed Account Options currently available under the Contract. We may change the features of the Fixed Account Options listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so.

Name	Term	Minimum Guaranteed Interest Rate
Fixed Account Option	1-year	2.40%
Short Duration Fixed Account Option	Until the next Contract Anniversary following exercise of Intra-Term Performance Lock or spousal continuation	2.40%

BACK COVER PAGE

This Summary Prospectus incorporates by reference the Contract’s prospectus and Statement of Additional Information (“SAI”), both dated April 27, 2026, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

Separate Account EDGAR contract identifier #C000257874
B-1